Deposits - Summary of Contractual Maturities of Term Deposit Liabilities (Parenthetical) (Detail) - CAD ($) $ in Billions	Apr. 30, 2026	Oct. 31, 2025
Deposits from customers [abstract]
Aggregate amount of term deposits in denominations of one hundred thousand dollars or more	$ 779	$ 704